Condensed Consolidated Interim Balance Sheets [Parenthetical] - $ / shares	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	9,999,999	9,999,999
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000	150,000,000	200,000,000
Common Stock, Shares, Issued	46,362,541	22,591,292	22,428,313	15,839,563	0
Common Stock, Shares, Outstanding	46,362,541	22,591,292	22,428,313	15,839,563	0
Common Stock, Other Shares, Issued				262,904	49,737,096
Common Stock, Other Shares, Outstanding	50,000,000	50,000,000	50,000,000	50,000,000	49,737,096
Special Voting Preferred Stock [Member]
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1	1	1	1
Preferred Stock, Shares Issued	1	1	1	1
Preferred Stock, Shares Outstanding	1	1	1	1